FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Reconciliation of component of equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Net gains from cash flow hedges	$ 351	$ 0	$ 0
Reclassification to the Statement of Income	(135)	0	0
Unrealized gain Cash flow hedge	216
Income tax	(87)	$ 0	$ 0
Gains (losses) on cash flow hedges, net of tax	129
Foreign currency risk
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Net gains from cash flow hedges	(65)
Unrealized gain Cash flow hedge	(65)
Interest rate risk
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Net gains from cash flow hedges	416
Reclassification to the Statement of Income	(135)
Unrealized gain Cash flow hedge	$ 281